Applicable laws and regulations (Details 8)	12 Months Ended
Dec. 31, 2020 USD ($)
Corporate	$ 8,829
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	0
(+) Interest receivable	7
(-) Unearned interest and deferred fees	0
Allowance IFRS 9	1,767
Collective allowance (complement to 1.5%)	0
Regulatory reserve (complement to 3%)*	0
Total allowance and reserves	1,767
Special mention loans
Total loan portfolio subject to provisions Rule No. 9-2020	8,836
Stage 3
Corporate	0
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	0
(+) Interest receivable	0
(-) Unearned interest and deferred fees	0
Allowance IFRS 9	0
Collective allowance (complement to 1.5%)	0
Regulatory reserve (complement to 3%)*	0
Total allowance and reserves	0
Stage 3 | Special mention loans
Total loan portfolio subject to provisions Rule No. 9-2020	0
Stage 1
Corporate	0
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	0
(+) Interest receivable	0
(-) Unearned interest and deferred fees	0
Allowance IFRS 9	0
Collective allowance (complement to 1.5%)	0
Regulatory reserve (complement to 3%)*	0
Total allowance and reserves	0
Stage 1 | Special mention loans
Total loan portfolio subject to provisions Rule No. 9-2020	0
Stage 2 | Stage 2
Corporate	8,829
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	0
(+) Interest receivable	7
(-) Unearned interest and deferred fees	0
Allowance IFRS 9	1,767
Collective allowance (complement to 1.5%)	0
Regulatory reserve (complement to 3%)*	0
Total allowance and reserves	0
Stage 2 | Stage 2 | Special mention loans
Total loan portfolio subject to provisions Rule No. 9-2020	$ 8,836